Annual Total Returns - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity High Income Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Dec. 04, 2018
Fidelity Advisor High Income Fund - Class A
Bar Chart Table:
Annual Return 2019	13.92%
Annual Return 2020	2.03%
Annual Return 2021	4.05%
Annual Return 2022	(12.26%)
Annual Return 2023	10.64%